LONG-TERM INVESTMENTS - Narrative (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Feb. 28, 2022 CNY (¥)	Oct. 13, 2021 CNY (¥)	Jul. 01, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 28, 2021
LONG-TERM INVESTMENTS
Unrealized gain on investments in available-for-sale debt securities, net of tax				¥ 2,221	$ 318	¥ (2,421)	¥ 6,988
Impairment of availableforsale debt securities				14,779	$ 2,113	14,464	13,144
Shanghai Jiayang Information System Co., Ltd
LONG-TERM INVESTMENTS
Proportion of interest in available for sale securities								10.00%
Cash consideration		¥ 55,000
Unrealized gain on investments in available-for-sale debt securities, net of tax				2,221		(1,645)	5,941
Dividend				0		500	0
Guangzhou Tale Base Technology Co., Ltd
LONG-TERM INVESTMENTS
Proportion of interest in available for sale securities								10.02%
Cash consideration	¥ 31,400
Unrealized gain on investments in available-for-sale debt securities, net of tax							1,047
Impairment of availableforsale debt securities				7,363		1,636
Beijing Lingdai
LONG-TERM INVESTMENTS
Proportion of interest in available for sale securities			19.00%
Cash consideration			¥ 31,980
Unrealized gain on investments in available-for-sale debt securities, net of tax							(3,365)
Impairment of availableforsale debt securities				(2,155)		(7,492)
Others
LONG-TERM INVESTMENTS
Impairment of availableforsale debt securities				¥ (5,261)		¥ (5,336)	¥ (9,779)